Property And Equipment (Tables)	12 Months Ended
Apr. 30, 2018
Property, Plant and Equipment, Net [Abstract]
Components Of Property And Equipment
The components of property and equipment, net of accumulated depreciation and amortization, are as follows:

(in 000s)
As of April 30,	2018	2017
Buildings	$62,451	$69,904
Computers and other equipment	91,388	111,618
Leasehold improvements	69,029	74,112
Purchased software	7,642	6,570
Land and other non-depreciable assets	1,378	1,623
	$231,888	$263,827